                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1. Report to Stockholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley California Tax-Free Daily Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk. which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended June 30, 2003

Market Conditions

The tax-free money market presented two challenges to investors in the first six months of 2003. First, additional easing by the Federal Reserve Board took rates to 45-year lows across the yield curve, and lowered the federal funds rate target to a scant
1 percent. Municipalities moved to capitalize on these low rates by issuing a wave of debt, which substantially increased supply in the market. While municipal securities certainly participated in the bond market rally, they lagged more-liquid Treasury securities. As a result, the ratio of municipal to Treasury yields (an indication of the relative attractiveness of municipal bonds) reached a historically high level with one-year municipals exceeding 90 percent of comparable Treasuries during most of the second quarter.

The second challenge was the ongoing deterioration of credit quality among state and other tax-based municipal issuers. Surpluses accumulated during better times have been depleted in many cases. States in particular are facing a severe budget crisis that has called for painful measures including tax increases and service cuts. While many of the states have made strides in dealing with their difficulties, there are still significant problems. For example, New York State has passed both income and sales tax increases, and has instituted some spending cuts. Even with these compromises, however, New York faces further budget challenges in the coming year. California's government has been less impressive in its efforts – in spite of a $38 billion deficit, California's legislature had difficulties reaching an agreement on the budget, and the governor is currently facing a potentially damaging recall effort. Like several other states, California attempted to bolster its finances by issuing bonds backed by anticipated revenue from tobacco settlements; these bonds have been undermined by ongoing litigation and falling tobacco sales that have called into question the ability of the tobacco companies to make payment.

Performance Analysis

As of June 30, 2003, Morgan Stanley California Tax-Free Daily Income Trust had net assets of more than $255.7 million, and the average maturity of the Fund's portfolio was 56 days. For the seven-day period ended June 30, 2003, the Fund provided an effective annualized yield of 0.30 percent and a current annualized yield of 0.30 percent, while its 30-day average annualized yield was 0.36 percent. For the six-month period ended June 30, 2003, the Fund provided a total return of 0.21 percent and an annualized total return of 0.42 percent. Past performance is no guarantee of future results.

Our priority is to protect shareholders by emphasizing stability, quality and liquidity. In keeping with the Fund's long-term philosophy, we invested the portfolio conservatively during the period. With interest rates at multi-decade lows, the risk of rising interest rates became quite significant. This led us to take a very cautious approach toward the portfolio's interest-rate sensitivity by keeping the Fund's average maturity at the short end of its traditional range. Our purchases were focused on variable rate and short-to-moderate maturity commercial paper; we made relatively light commitments to longer fixed-rate obligations by the Fund's historical standard.

The Fund remained well-diversified with holdings representing a broad group of financing sectors. Because of the weakness of the economy, we avoided general obligations of the State of California in favor of bonds backed by specific revenue streams. We analyzed bonds from financially troubled sectors such as airport and health-care bonds closely before purchasing, and many of the securities we purchased offered credit enhancements, which maintained the Fund's ongoing commitment to high credit quality.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

PORTFOLIO COMPOSITION
Variable Rate Municipal Obligations	71.77%
Commercial Paper	14.80
Municipal Notes	13.43

MATURITY SCHEDULE
1 – 30 Days	76.28%
31 – 60 Days	7.65
61 – 90 Days	1.82
91 – 120 Days	—
121+ Days	14.25

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund seeks to provide investors with stability of principal, liquidity and high daily income that is free from federal and California state income taxes. The Fund's portfolio does not contain any derivative securities.

2.	The Fund invests primarily in high quality California tax-exempt securities with short-term maturities such as municipal bonds, municipal notes and municipal commercial paper.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (77.7%)
	ABAG Finance Authority for Nonprofit Corporations,
$4,000	Computer History Museum Ser 2002	0.90%	07/08/03	$4,000,000
4,700	Episcopal Homes Foundation Ser 2000 COPs	1.05	07/08/03	4,700,000
5,000	Antelope Valley Union High School District, School Facility Bridge Funding 2002 Ser C (FSA)	0.85	07/08/03	5,000,000
	California Department of Water Resources,
4,500	Power Supply Ser B Subser B-1	1.00	07/01/03	4,500,000
2,350	Power Supply Ser B Subser B-6	0.85	07/01/03	2,350,000
	California Educational Facilities Authority,
5,000	California Institute of Technology Ser 1994	0.90	07/08/03	5,000,000
8,275	Stanford University Ser L-2	0.85	07/08/03	8,275,000
	California Health Facilities Financing Authority,
2,400	Adventist Health System/West 1998 Ser A & C (MBIA)	1.00	07/01/03	2,400,000
4,500	Scripps Memorial Hospital Ser 1991 B (MBIA)	0.97	07/08/03	4,500,000
5,000	California Pollution Control Financing Authority, Chevron USA Inc Ser 1984 B	1.10	06/15/04	5,000,274
7,490	California Transit Finance Authority, Ser 1997 (FSA)	1.00	07/08/03	7,490,000
4,880	Chino Basin Financing Authority, Inland Empire Utilities Agency Ser 2002 A (Ambac)	0.85	07/08/03	4,880,000
11,185	Eastern Municipal Water District, Water & Sewer Ser 1993 B COPs (FGIC)	0.85	07/08/03	11,185,000
6,400	Fresno, Sewer System Sub Lien Ser 2000 A (FGIC)	0.95	07/08/03	6,400,000
5,568	Irvine Assessment District No 00-18, Improvement Bond Act 1915	0.85	07/01/03	5,568,000
10,000	Irvine Ranch Water District, Capital Improvement Ser 1986 COPs	0.90	07/01/03	10,000,000
3,000	Lancaster, Antelope Pines Apartment Ser 2001 A	0.87	07/08/03	3,000,000
10,000	Los Angeles, Multifamily 1985 Ser K	0.88	07/08/03	10,000,000
5,000	Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002	0.88	07/08/03	5,000,000
3,895	Los Angeles Convention and Exhibition Center Authority, Ser 2003 F (Ambac)	0.97	06/16/04	3,895,000
	Los Angeles Department of Water & Power,
8,000	Power System 2001 Ser B Subser B-1	0.85	07/08/03	8,000,000
5,000	Water System 2001 Ser B Subser B-1	1.05	07/08/03	5,000,000
	Metropolitan Water District of Southern California,
4,900	Water 2000 Ser B-4	0.85	07/08/03	4,900,000
6,100	Water 2001 Ser C-1	1.00	07/01/03	6,100,000
6,850	Newport Beach, Hoag Memorial Hospital Presbyterian 1996 Ser B & C	1.00	07/01/03	6,850,000
9,600	Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2	0.90	07/08/03	9,600,000
7,000	Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I	0.92	07/08/03	7,000,000
7,300	Orange County Sanitation District, Ser 2000 A & B COPs	0.85	07/01/03	7,300,000
5,000	Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)	0.95	07/08/03	5,000,000

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
$7,000	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	0.87%	07/08/03	$7,000,000
3,795	Sacramento County, Administration Center & Courthouse Ser 1990 COPs	1.00	07/08/03	3,795,000
5,000	San Francisco City & County Redevelopment Agency, Bayside Village Multifamily Ser 1985 A	1.02	07/08/03	5,000,000
4,940	Turlock Irrigation District, Ser 1988 A	1.00	07/08/03	4,940,000

	Puerto Rico
5,200	Puerto Rico Highway & Transportation Authority, Transportation 1998 Ser A (Ambac)	0.95	07/08/03	5,200,000
	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $198, 828,274)			198,828,274

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	California Tax-Exempt Commercial Paper (16.0%)
10,000	California Infrastructure & Economic Development Bank, Salvation Army Western Territory Ser 2001	1.08%	01/28/04	1.08%	10,000,000
10,000	Los Angeles County Metropolitan Transportation Authority, 2nd Sub Sales Tax Ser A	1.05	08/20/03	1.05	10,000,000
5,000	San Diego County Regional Transportation Commission, Sub Sales Tax Ser A	1.05	08/12/03	1.05	5,000,000
	San Diego County Water Authority,
6,000	Ser 1	0.90	08/07/03	0.90	6,000,000
5,000	Ser 1	0.98	09/24/03	0.98	5,000,000
5,000	University of California Regents, Ser A	0.95	07/29/03	0.95	5,000,000
	Total California Tax-Exempt Commercial Paper (Cost $41,000,000)				41,000,000

	California Tax-Exempt Short-Term Municipal Notes (14.6%)
	California School Cash Reserve Program Authority,
12,000	2002 Ser A (Ambac), dtd 07/03/02	3.00	07/03/03	1.67	12,000,860
10,000	2003 Ser A (Ambac), dtd 07/03/03 (WI)	2.00	07/06/04	0.90	10,110,100
5,000	California Statewide Communities Development Authority, 2003-2004 TRANs, dtd 07/01/03 (WI)	2.00	06/30/04	0.88	5,055,350

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Santa Cruz County,
$5,000	2002-2003 TRANs, dtd 07/02/02	3.00%	07/01/03	1.65%	$5,000,000
5,000	2003-2004 TRANs, dtd 07/02/03 (WI)	2.00	07/01/04	0.91	5,053,850
	Total California Tax-Exempt Short-Term Municipal Notes (Cost $37,220,160)				37,220,160
	Total Investments (Cost $277,048,434) (a) (b)			108.3%	277,048,434
	Liabilities in Excess of Other Assets			(8.3)	(21,299,256)
	Net Assets			100.0%	$255,749,178

COPs	Certificates of Participation.
TRANs	Tax and Revenue Anticipation Notes.
WI	Security purchased on a when-issued basis.
†	Rate shown is the rate in effect at June 30, 2003.
*	Date on which the principal amount can be recovered through demand.
(a)	Securities have been designated as collateral in an amount equal to $20,219,300 in connection with the purchase of when-issued securities.
(b)	Cost is the same for federal income tax purposes.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corporation.

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $277,048,434)	$277,048,434
Cash	164,502
Interest receivable	758,413
Prepaid expenses and other assets	35,464
Total Assets	278,006,813
Liabilities:
Payable for:
Investments purchased	20,219,300
Shares of beneficial interest redeemed	1,826,360
Investment management fee	107,003
Distribution fee	21,401
Accrued expenses	83,571
Total Liabilities	22,257,635
Net Assets	$255,749,178
Composition of Net Assets:
Paid-in-capital	$255,747,283
Accumulated undistributed net investment income	1,895
Net Assets	$255,749,178
Net Asset Value Per Share,
255,739,449 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2003 (unaudited)

Net Investment Income:
Interest Income	$1,387,479
Expenses
Investment management fee	624,138
Distribution fee	120,465
Transfer agent fees and expenses	54,589
Shareholder reports and notices	22,034
Professional fees	21,031
Trustees' fees and expenses	11,107
Custodian fees	6,566
Other	9,884
Total Expenses	869,814
Less: expense offset	(6,539)
Net Expenses	863,275
Net Investment Income	$524,204

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$524,204	$1,897,718
Dividends to shareholders from net investment income	(524,359)	(1,897,542)
Net decrease from transactions in shares of beneficial interest	(19,521,781)	(714,253)
Net Decrease	(19,521,936)	(714,077)
Net Assets:
Beginning of period	275,271,114	275,985,191
End of Period (Including accumulated undistributed net investment income of $1,895 and $2,050, respectively)	$255,749,178	$275,271,114

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley California Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.   Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2003 aggregated $352,777,300 and $351,354,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,589. At June 30, 2003, the Fund had an accrued pension liability of $58,088 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
	(unaudited)
Shares sold	182,560,317	477,774,441
Shares issued in reinvestment of dividends	524,359	1,897,542
	183,084,676	479,671,983
Shares redeemed	(202,606,457)	(480,386,236)
Net decrease in shares outstanding	(19,521,781)	(714,253)

6.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley California Tax-Free Daily Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001	2000	1999		1998
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Net income from investments operations	0.002		0.007	0.017	0.028	0.023		0.025
Less dividends from net investment income	(0.002)		(0.007)	(0.017)	(0.028)	(0.023)		(0.025)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return	0.21	% (1)	0.71%	1.76%	2.86%	2.28%		2.54%
Ratios to Average Net Assets:
Expenses (before expense offset)	0.70	% (2)(3)	0.69%	0.69%	0.69%	0.72	% (3)	0.70	% (3)
Net investment income	0.42	% (2)	0.70%	1.72%	2.81%	2.25%		2.50%
Supplemental Data:
Net assets, end of period, in thousands	$255,749		$275,271	$275,985	$272,990	$281,541		$283,382

(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

38555rpt-11780G03-AP-7/03	TAX-FREE MONEY MARKET
Morgan Stanley California Tax-Free Daily Income Trust Semiannual Report June 30, 2003

Item 9 - Controls and Procedures

     The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust
Ronald E. Robison
Principal Executive Officer
August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003

                                       2

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

     1.   I have reviewed this report on Form N-CSR of Morgan Stanley California
          Tax-Free Daily Income Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c)   presented in this report our conclusions  about the  effectiveness  of the disclosure  controls and procedures  based on our evaluation as of the Evaluation Date;

                                       3

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 19, 2003

                                                  Ronald E. Robison

                                                  Principal Executive Officer

                                       4

                                                                      EXHIBIT B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

     1.   I have reviewed this report on Form N-CSR of Morgan Stanley California
          Tax-Free Daily Income Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     (i)  designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

    (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       5

     a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 19, 2003

                                              Francis Smith

                                              Principal Financial Officer

                                       6

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Tax-Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2003                               Ronald E. Robison
                                                    Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Tax-Free Daily Income Trust and will be retained by Morgan Stanley California Tax-Free Daily Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Tax-Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2003                                Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Tax-Free Daily Income Trust and will be retained by Morgan Stanley California Tax-Free Daily Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       8